Label	Element	Value
Innovator Emerging Markets Power Buffer ETF - October | iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: 0.46 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.90%
Innovator Emerging Markets Power Buffer ETF - October | iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: 45.86 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.50%
Innovator Emerging Markets Power Buffer ETF - October | iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: 53.10 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.60%)
Innovator Emerging Markets Power Buffer ETF - October | iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: 38.98 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.00%)